Short-Term Investment (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Investments [Abstract]
Summary of Short-Term Investments

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Trading securities	129,946	80,368	11,652
Held-to-maturity debt securities	63,726	20,000	2,900
	193,672	100,368	14,552